Major Restructuring Costs - Summary of Major restructuring charges from continuing operations by programme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of restructuring costs [line items]
Cash restructuring charges	£ 206	£ 385
Non cash restructuring Charges	115	39
Restructuring costs	321	424
Separation Preparation programme [member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	177	353
Non cash restructuring Charges	110	59
Restructuring costs	287	412
Legacy Programmes [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	9	32
Non cash restructuring Charges	5	(20)
Restructuring costs	14	£ 12
Significant Acquisitions [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	20
Non cash restructuring Charges	0
Restructuring costs	£ 20